SUBSEQUENT EVENTS (Details) - $ / shares				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 27, 2022	Jan. 01, 2022	Feb. 23, 2021	Jul. 31, 2022	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 24, 2020
Subsequent Event [Line Items]
Options granted (in shares)								2,109,912	1,828,128
Options vesting term							8 years 9 months 21 days	9 years 3 months 21 days
Expiration term							10 years	10 years
Options exercise price										$ 1.807011
2021 Plan
Subsequent Event [Line Items]
Options granted (in shares)			2,275,000			0	0
Percentage of outstanding shares			4.00%
Subsequent events
Subsequent Event [Line Items]
Options vesting term				4 years
Expiration term				10 years
Options exercise price	$ 2.00			$ 2.00
Issuance of common stock (in shares)	1,000,000
Issuance of common shares to vendor (in shares)					12,500
Subsequent events | 2021 Plan
Subsequent Event [Line Items]
Number of shares increased		1,022,172
Reserved for future issuance		3,297,172
Percentage of outstanding shares		4.00%
Subsequent events | Enterprise Management Incentive Options
Subsequent Event [Line Items]
Options granted (in shares)				225,700
Subsequent events | ISO Options
Subsequent Event [Line Items]
Options granted (in shares)				150,000
Subsequent events | NQSO Options
Subsequent Event [Line Items]
Options granted (in shares)				92,300